Other Current Assets	12 Months Ended
Aug. 31, 2022
Other Current Assets [Abstract]
Other Current Assets
5.	OTHER CURRENT ASSETS

	2022 $	2021 $
Prepaid expenses	113	103
Costs incurred to obtain or fulfill a contract with a customer (note 22)	66	59
Wireless handset receivables	176	168
Current portion of derivatives	5	1

	360	331